12. Employee and Director Benefit Programs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Benefit obligation at beginning of period	$ 4,700	$ 4,566
Service cost	323	299	$ 362
Interest cost	63	58	70
Benefits paid	(216)	(223)
Benefit obligation at end of period	$ 4,870	$ 4,700	$ 4,566